Reconciliation Between Expected Statutory Income Tax Rate and Effective Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected statutory income tax
Provision at statutory rate	$ 2,921	$ 2,283	$ 2,318
State tax, net of federal tax benefit	12	0	0
Tax-exempt income	(536)	(499)	(444)
BOLI earnings	(148)	(147)	(144)
Nondeductible interest	20	25	37
Partnership investment tax credit	(389)	(359)	(155)
Other, net	98	76	46
Effective income tax and rate	$ 1,978	$ 1,379	$ 1,658
% of Pretax Income
Provision at statutory rate	34.00%	34.00%	34.00%
State tax, net of federal tax benefit	0.10%	0.00%	0.00%
Tax-exempt income	(6.20%)	(7.40%)	(6.50%)
BOLI earnings	(1.70%)	(2.20%)	(2.10%)
Nondeductible interest	0.20%	0.40%	0.50%
Partnership investment tax credit	(4.50%)	(5.40%)	(2.30%)
Other, net	1.10%	1.10%	0.70%
Effective income tax and rate	23.00%	20.50%	24.30%